Statements of Changes in Shareholders' Deficit - USD ($)	Total	Additional Paid in Capital	Accumulated Deficit	Common Class A [Member] Ordinary Shares	Common Class B [Member] Ordinary Shares
Beginning Balance at Jul. 28, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (in shares) at Jul. 28, 2020				0	0
Issuance of Class B ordinary shares to Sponsor	25,000	23,850			$ 1,150
Issuance of Class B ordinary shares to Sponsor (in shares)					11,500,000
Proceeds received in excess of fair value of Private Placement Warrants	840,000	840,000
Accretion for Class A ordinary shares subject to possible redemption	(38,692,642)	(864,000)	(37,828,642)
Forfeiture of Founder Shares		$ 150			$ (150)
Forfeiture of Founder Shares (in shares)					(1,500,000)
Net income (loss)	(20,061,109)		(20,061,109)	$ (13,879,256)	$ (6,181,853)
Ending Balance at Dec. 31, 2020	(57,888,751)		(57,889,751)		$ 1,000
Ending Balance (in shares) at Dec. 31, 2020					10,000,000
Net income (loss)	4,822,073		4,822,073	$ 3,857,658	$ 964,415
Ending Balance at Dec. 31, 2021	$ (53,066,678)		$ (53,067,678)		$ 1,000
Ending Balance (in shares) at Dec. 31, 2021					10,000,000